Leases - Maturity of Lease Payments Receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 586	£ 59
Unearned finance income	53	3
Net investment in finance lease receivable	533	56
Current	183	56
Non-current	350	0
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	183	59
1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	182	0
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	108	0
3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 113	£ 0